UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number:  028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Howard Bloom
Title:   Chief Financial Officer
Phone:   (212) 920-8388

Signature, Place and Date of Signing:

  /s/ Howard Bloom            New York, New York           November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    158

Form 13F Information Table Value Total:    $122,570
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-14225                      Soundpost Capital, LP

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                         September 30, 2012
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE    SHS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
3-D SYS CORP DEL              COM NEW           88554D205      654    19,900       PUT    DEFINED      1        19,900
3-D SYS CORP DEL              COM NEW           88554D205      168     5,100       PUT    SOLE         NONE      5,100
3-D SYS CORP DEL              COM NEW           88554D205      917    27,900       PUT    DEFINED      1        27,900
3-D SYS CORP DEL              COM NEW           88554D205      233     7,100       PUT    SOLE         NONE      7,100
AGNICO EAGLE MINES LT         COM               008474108      621    11,970  SH          DEFINED      1        11,970
AGNICO EAGLE MINES LT         COM               008474108      157     3,030  SH          SOLE         NONE      3,030
AMERCO                        COM               023586100      340     3,193  SH          DEFINED      1         3,193
AMERCO                        COM               023586100       86       807  SH          SOLE         NONE        807
AV HOMES INC                  COM               00234P102      414    27,930  SH          DEFINED      1        27,930
AV HOMES INC                  COM               00234P102      105     7,070  SH          SOLE         NONE      7,070
AVG TECHNOLOGIES N V          SHS               N07831105      192    19,950  SH          DEFINED      1        19,950
AVG TECHNOLOGIES N V          SHS               N07831105       48     5,050  SH          SOLE         NONE      5,050
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146      169    47,880  SH          DEFINED      1        47,880
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146       43    12,120  SH          SOLE         NONE     12,120
BECTON DICKINSON & CO         COM               075887109      313     3,990  SH          DEFINED      1         3,990
BECTON DICKINSON & CO         COM               075887109       79     1,010  SH          SOLE         NONE      1,010
CAL DIVE INTL INC DEL         COM               12802T101       61    39,900  SH          DEFINED      1        39,900
CAL DIVE INTL INC DEL         COM               12802T101       15    10,100  SH          SOLE         NONE     10,100
CARDIONET INC                 COM               14159L103      101    39,900  SH          DEFINED      1        39,900
CARDIONET INC                 COM               14159L103       25    10,100  SH          SOLE         NONE     10,100
COLDWATER CREEK INC           COM               193068103      461   555,194  SH          DEFINED      1       555,194
COLDWATER CREEK INC           COM               193068103      117   140,451  SH          SOLE         NONE    140,451
COLDWATER CREEK INC           COM               193068103      245   294,986  SH          DEFINED      1       294,986
COLDWATER CREEK INC           COM               193068103       47    56,944  SH          SOLE         NONE     56,944
COMPLETE GENOMICS INC         COM               20454K104      867   279,299  SH          DEFINED      1       279,299
COMPLETE GENOMICS INC         COM               20454K104      220    70,701  SH          SOLE         NONE     70,701
CSX CORP                      COM               126408103      745    35,910  SH          DEFINED      1        35,910
CSX CORP                      COM               126408103      189     9,090  SH          SOLE         NONE      9,090
DELL INC                      COM               24702R101    1,573   159,600  SH          DEFINED      1       159,600
DELL INC                      COM               24702R101      398    40,400  SH          SOLE         NONE     40,400
DELTA AIR LINES INC DEL       COM NEW           247361702      548    59,850  SH          DEFINED      1        59,850
DELTA AIR LINES INC DEL       COM NEW           247361702      139    15,150  SH          SOLE         NONE     15,150
DEX ONE CORP                  COM               25212W100      336   268,918  SH          DEFINED      1       268,918
DEX ONE CORP                  COM               25212W100       85    68,070  SH          SOLE         NONE     68,070
ENERSYS                       COM               29275Y102      282     7,980  SH          DEFINED      1         7,980
ENERSYS                       COM               29275Y102       71     2,020  SH          SOLE         NONE      2,020
EXETER RES CORP               COM               301835104      199   119,700  SH          DEFINED      1       119,700
EXETER RES CORP               COM               301835104       50    30,300  SH          SOLE         NONE     30,300
FACEBOOK INC                  CL A              30303M102      864    39,900       CALL   DEFINED      1        39,900
FACEBOOK INC                  CL A              30303M102      219    10,100       CALL   SOLE         NONE     10,100
FACEBOOK INC                  CL A              30303M102    1,728    79,800       CALL   DEFINED      1        79,800
FACEBOOK INC                  CL A              30303M102      438    20,200       CALL   SOLE         NONE     20,200
FIRST CTZNS BANCSHARES INC N  CL A              31946M103      260     1,596  SH          DEFINED      1         1,596
FIRST CTZNS BANCSHARES INC N  CL A              31946M103       66       404  SH          SOLE         NONE        404
FIVE BELOW INC                COM               33829M101      934    23,900       PUT    DEFINED      1        23,900
FIVE BELOW INC                COM               33829M101      238     6,100       PUT    SOLE         NONE      6,100
FLOW INTL CORP                COM               343468104       44    11,970  SH          DEFINED      1        11,970
FLOW INTL CORP                COM               343468104       11     3,030  SH          SOLE         NONE      3,030
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109      934    39,900       PUT    DEFINED      1        39,900
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109      236    10,100       PUT    SOLE         NONE     10,100
FRANCESCAS HLDGS CORP         COM               351793104      734    23,900       PUT    DEFINED      1        23,900
FRANCESCAS HLDGS CORP         COM               351793104      187     6,100       PUT    SOLE         NONE      6,100
GARMIN LTD                    SHS               H2906T109      167     4,000       PUT    DEFINED      1         4,000
GARMIN LTD                    SHS               H2906T109       42     1,000       PUT    SOLE         NONE      1,000
HAIN CELESTIAL GROUP INC      COM               405217100    1,418    22,500       PUT    DEFINED      1        22,500
HAIN CELESTIAL GROUP INC      COM               405217100      359     5,700       PUT    SOLE         NONE      5,700
HEALTH NET INC                COM               42222G108    1,571    69,800       CALL   DEFINED      1        69,800
HEALTH NET INC                COM               42222G108      398    17,700       CALL   SOLE         NONE     17,700
INGRAM MICRO INC              CL A              457153104      911    59,795  SH          DEFINED      1        59,795
INGRAM MICRO INC              CL A              457153104      232    15,205  SH          SOLE         NONE     15,205
INSMED INC                    COM PAR $.01      457669307       91    19,950  SH          DEFINED      1        19,950
INSMED INC                    COM PAR $.01      457669307       23     5,050  SH          SOLE         NONE      5,050
INTEROIL CORP                 COM               460951106    1,537    19,900       PUT    DEFINED      1        19,900
INTEROIL CORP                 COM               460951106      394     5,100       PUT    SOLE         NONE      5,100
ISHARES TR                    FTSE CHINA25 IDX  464287184    6,903   199,500       PUT    DEFINED      1       199,500
ISHARES TR                    FTSE CHINA25 IDX  464287184    1,747    50,500       PUT    SOLE         NONE     50,500
LEAP WIRELESS INTL INC        COM NEW           521863308      543    79,800  SH          DEFINED      1        79,800
LEAP WIRELESS INTL INC        COM NEW           521863308      138    20,200  SH          SOLE         NONE     20,200
LEAPFROG ENTERPRISES INC      CL A              52186N106      108    11,968  SH          DEFINED      1        11,968
LEAPFROG ENTERPRISES INC      CL A              52186N106       27     3,032  SH          SOLE         NONE      3,032
LIBERTY INTERACTIVE CORP      LBT VENT COM A    53071M880    2,971    59,850  SH          DEFINED      1        59,850
LIBERTY INTERACTIVE CORP      LBT VENT COM A    53071M880      752    15,150  SH          SOLE         NONE     15,150
MARCHEX INC                   CL B              56624R108       31     7,980  SH          DEFINED      1         7,980
MARCHEX INC                   CL B              56624R108        8     2,020  SH          SOLE         NONE      2,020
MGM RESORTS INTERNATIONAL     COM               552953101    3,216   299,200       PUT    DEFINED      1       299,200
MGM RESORTS INTERNATIONAL     COM               552953101      815    75,800       PUT    SOLE         NONE     75,800
MICHAEL KORS HLDGS LTD        SHS               G60754101    2,122    39,900       PUT    DEFINED      1        39,900
MICHAEL KORS HLDGS LTD        SHS               G60754101      537    10,100       PUT    SOLE         NONE     10,100
MONSTER BEVERAGE CORP         COM               611740101      860    15,900       PUT    DEFINED      1        15,900
MONSTER BEVERAGE CORP         COM               611740101      222     4,100       PUT    SOLE         NONE      4,100
NAUTILUS INC                  COM               63910B102      261    99,750  SH          DEFINED      1        99,750
NAUTILUS INC                  COM               63910B102       66    25,250  SH          SOLE         NONE     25,250
NOKIA CORP                    SPONSORED ADR     654902204    1,130   438,900       CALL   DEFINED      1       438,900
NOKIA CORP                    SPONSORED ADR     654902204      286   111,100       CALL   SOLE         NONE    111,100
PHARMACYCLICS INC             COM               716933106      903    14,000       PUT    DEFINED      1        14,000
PHARMACYCLICS INC             COM               716933106      226     3,500       PUT    SOLE         NONE      3,500
PHARMACYCLICS INC             COM               716933106    2,051    31,800       PUT    DEFINED      1        31,800
PHARMACYCLICS INC             COM               716933106      529     8,200       PUT    SOLE         NONE      8,200
PRICELINE COM INC             COM NEW           741503403    1,300     2,100       PUT    DEFINED      1         2,100
PRICELINE COM INC             COM NEW           741503403      248       400       PUT    SOLE         NONE        400
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109    1,407    63,800       PUT    DEFINED      1        63,800
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109      357    16,200       PUT    SOLE         NONE     16,200
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109      880    39,900       PUT    DEFINED      1        39,900
QIHOO 360 TECHNOLOGY CO LTD   ADS               74734M109      223    10,100       PUT    SOLE         NONE     10,100
RACKSPACE HOSTING INC         COM               750086100    5,254    79,500       PUT    DEFINED      1        79,500
RACKSPACE HOSTING INC         COM               750086100    1,355    20,500       PUT    SOLE         NONE     20,500
RACKSPACE HOSTING INC         COM               750086100    5,829    88,200       PUT    DEFINED      1        88,200
RACKSPACE HOSTING INC         COM               750086100    1,474    22,300       PUT    SOLE         NONE     22,300
RACKSPACE HOSTING INC         COM               750086100    2,637    39,900       PUT    DEFINED      1        39,900
RACKSPACE HOSTING INC         COM               750086100      668    10,100       PUT    SOLE         NONE     10,100
RACKSPACE HOSTING INC         COM               750086100    2,637    39,900       PUT    DEFINED      1        39,900
RACKSPACE HOSTING INC         COM               750086100      668    10,100       PUT    SOLE         NONE     10,100
RACKSPACE HOSTING INC         COM               750086100    1,315    19,900       PUT    DEFINED      1        19,900
RACKSPACE HOSTING INC         COM               750086100      337     5,100       PUT    SOLE         NONE      5,100
RADIOSHACK CORP               COM               750438103      950   399,001  SH          DEFINED      1       399,001
RADIOSHACK CORP               COM               750438103      240   100,999  SH          SOLE         NONE    100,999
RADIOSHACK CORP               COM               750438103      570   239,400       CALL   DEFINED      1       239,400
RADIOSHACK CORP               COM               750438103      144    60,600       CALL   SOLE         NONE     60,600
REGIS CORP MINN               COM               758932107      293    15,960  SH          DEFINED      1        15,960
REGIS CORP MINN               COM               758932107       74     4,040  SH          SOLE         NONE      4,040
REPUBLIC AWYS HLDGS INC       COM               760276105      628   135,661  SH          DEFINED      1       135,661
REPUBLIC AWYS HLDGS INC       COM               760276105      159    34,339  SH          SOLE         NONE     34,339
RUSH ENTERPRISES INC          CL A              781846209      768    39,900  SH          DEFINED      1        39,900
RUSH ENTERPRISES INC          CL A              781846209      195    10,100  SH          SOLE         NONE     10,100
SANOFI                        RIGHT 12/31/2020  80105N113    1,655   985,361  SH          DEFINED      1       985,361
SANOFI                        RIGHT 12/31/2020  80105N113      419   249,432  SH          SOLE         NONE    249,432
SERVICENOW INC                COM               81762P102      747    19,300       PUT    DEFINED      1        19,300
SERVICENOW INC                COM               81762P102      190     4,900       PUT    SOLE         NONE      4,900
SERVICENOW INC                COM               81762P102      464    12,000       PUT    DEFINED      1        12,000
SERVICENOW INC                COM               81762P102      116     3,000       PUT    SOLE         NONE      3,000
SERVICENOW INC                COM               81762P102      464    12,000       PUT    DEFINED      1        12,000
SERVICENOW INC                COM               81762P102      116     3,000       PUT    SOLE         NONE      3,000
SERVICENOW INC                COM               81762P102      309     8,000       PUT    DEFINED      1         8,000
SERVICENOW INC                COM               81762P102       77     2,000       PUT    SOLE         NONE      2,000
SIGNET JEWELERS LIMITED       SHS               G81276100      584    11,970  SH          DEFINED      1        11,970
SIGNET JEWELERS LIMITED       SHS               G81276100      148     3,030  SH          SOLE         NONE      3,030
SPDR GOLD TRUST               GOLD SHS          78463V107    2,743    15,960  SH          DEFINED      1        15,960
SPDR GOLD TRUST               GOLD SHS          78463V107      694     4,040  SH          SOLE         NONE      4,040
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714    5,007    79,800       PUT    DEFINED      1        79,800
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714    1,268    20,200       PUT    SOLE         NONE     20,200
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714    2,504    39,900       PUT    DEFINED      1        39,900
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714      634    10,100       PUT    SOLE         NONE     10,100
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714    7,511   119,700       PUT    DEFINED      1       119,700
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714    1,901    30,300       PUT    SOLE         NONE     30,300
SUPERMEDIA INC                COM               868447103      425   159,601  SH          DEFINED      1       159,601
SUPERMEDIA INC                COM               868447103      107    40,399  SH          SOLE         NONE     40,399
SYSCO CORP                    COM               871829107      749    23,940  SH          DEFINED      1        23,940
SYSCO CORP                    COM               871829107      189     6,060  SH          SOLE         NONE      6,060
TESLA MTRS INC                COM               88160R101      583    19,900       PUT    DEFINED      1        19,900
TESLA MTRS INC                COM               88160R101      149     5,100       PUT    SOLE         NONE      5,100
U S G CORP                    COM NEW           903293405    2,627   119,700       PUT    DEFINED      1       119,700
U S G CORP                    COM NEW           903293405      665    30,300       PUT    SOLE         NONE     30,300
UNDER ARMOUR INC              CL A              904311107    2,228    39,900       PUT    DEFINED      1        39,900
UNDER ARMOUR INC              CL A              904311107      564    10,100       PUT    SOLE         NONE     10,100
UNITED STATES OIL FUND LP     UNITS             91232N108    1,372    40,200  SH          DEFINED      1        40,200
UNITED STATES OIL FUND LP     UNITS             91232N108      334     9,800  SH          SOLE         NONE      9,800
UNIVERSAL TECHNICAL INST INC  COM               913915104      273    19,951  SH          DEFINED      1        19,951
UNIVERSAL TECHNICAL INST INC  COM               913915104       69     5,049  SH          SOLE         NONE      5,049
VICOR CORP                    COM               925815102      266    39,899  SH          DEFINED      1        39,899
VICOR CORP                    COM               925815102       67    10,101  SH          SOLE         NONE     10,101
VISION-SCIENCES INC DEL       COM               927912105      184   139,649  SH          DEFINED      1       139,649
VISION-SCIENCES INC DEL       COM               927912105       47    35,351  SH          SOLE         NONE     35,351
WEBMD HEALTH CORP             COM               94770V102      280    19,950  SH          DEFINED      1        19,950
WEBMD HEALTH CORP             COM               94770V102       71     5,050  SH          SOLE         NONE      5,050
WESTERN DIGITAL CORP          COM               958102105      773    19,950  SH          DEFINED      1        19,950
WESTERN DIGITAL CORP          COM               958102105      196     5,050  SH          SOLE         NONE      5,050
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100      312    24,000       CALL   DEFINED      1        24,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100       78     6,000       CALL   SOLE         NONE      6,000



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